Investment in Associates and Joint Ventures - Additional Information (Detail) - Charles Schwab Corporation [member] $ / shares in Units, $ in Billions, $ in Billions	3 Months Ended	12 Months Ended
	Jan. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Jan. 31, 2021 USD ($) $ / shares	Oct. 31, 2020 USD ($) $ / shares
Disclosure of investments in associates and joint ventures [line items]
Percentage of voting common shares	9.90%
Equity investment percentage	13.47%	13.51%
Fair value of outstanding shares	$ 17	$ 14	$ 13	$ 10
Closing price of shares			$ 51.54	$ 41.11